SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions	1 Months Ended
	Jul. 31, 2024 USD ($) vessel d $ / shares shares	Aug. 14, 2024 $ / shares	Jun. 30, 2024 tanker	May 14, 2024 $ / shares	Feb. 14, 2024 $ / shares
Subsequent Event [Line Items]
Dividends payable (in usd per share)				$ 0.27	$ 0.26
LR2 Product Tankers
Subsequent Event [Line Items]
Number of tankers | tanker			3
LNG Dual-Fuel Chemical Tankers
Subsequent Event [Line Items]
Number of tankers | tanker			2
Subsequent event
Subsequent Event [Line Items]
Dividends payable (in usd per share)		$ 0.27
Number of LNG duel-fuel container vessels | vessel	5
Aggregate construction costs | $	$ 962.5
Term of lease or charter (in years)	10 years
Option to extend charter (in years)	2 years
Subsequent event | Share capital | Public Offering
Subsequent Event [Line Items]
Common stock, shares issued (in shares) | shares	8,000,000
Common stock issued, price per share (in usd per share)	$ 12.50
Subsequent event | Share capital | Over-Allotment Option
Subsequent Event [Line Items]
Common stock, shares issued (in shares) | shares	1,200,000
Option period to purchase stock | d	30